Investment Objectives and Goals - ClearBridge SMASh Series EM Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE SMASH SERIES EM FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long-term capital appreciation.